Income Taxes	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Income Taxes
Note 22: Income Taxes
We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements, regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.
In addition, we record an income tax expense or benefit in other comprehensive income or directly in equity when the taxes relate to amounts recorded in other comprehensive income or equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of net gains (losses) on translation of net foreign operations.
Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred tax assets and liabilities are measured at the expected tax rates when temporary differences reverse. Changes in deferred tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event that is recognized either in other comprehensive income or directly in equity. Current and deferred taxes are offset only when they are levied by the same tax authority on the same entity or group of entities, and when there is a legal right to offset.

Provision for Income Taxes

(Canadian $ in millions)	2025	2024
Consolidated Statement of Income
Current
Provision for income taxes for the current period	$2,813	$2,055
Deferred
Origination and reversal of temporary differences	5	150
Effect of changes in tax rates	7	3
	2,825	2,208
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains on FVOCI debt securities	113	79
Reclassification to earnings of (gains) on FVOCI debt securities	(23)	(31)
Gains on derivatives designated as cash flow hedges	365	966
Reclassification to earnings of losses on derivatives designated as cash flow hedges	397	536
Unrealized (losses) on hedges of net foreign operations	(29)	(38)
Unrealized gains (losses) on FVOCI equity securities	(4)	3
Gains (losses) on remeasurement of pension and other employee future benefit plans	53	1
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(92)	(242)
Income tax (recovery) recorded directly in equity	(136)	(95)
	644	1,179
Total provision for income taxes	$3,469	$3,387
Certain comparative figures have been reclassified to conform with the current year’s presentation.
Reconciliation to Statutory Tax Rate
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)	2025		2024
Combined Canadian federal and provincial income taxes at the statutory tax rate	$3,211	27.8%	$2,651	27.8%
Increase (decrease) resulting from:
Tax-exempt income from securities	(36)	(0.3)	(45)	(0.5)
Foreign operations subject to different tax rates (1)	(264)	(2.3)	(365)	(3.8)
Change in tax rate for deferred taxes	7	0.1	3	–
Income attributable to investments in associates and joint ventures	(51)	(0.4)	(36)	(0.3)
Other	(42)	(0.4)	–	–
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	$2,825	24.5%	$2,208	23.2%

(1)	Global minimum tax rules became effective this fiscal year, and as a result, our effective tax rate increased by approximately 55 basis points for the year ended October 31, 2025.

Components of Deferred Tax
Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2024	Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2025
Allowance for credit losses	$1,343	$(56)		$–	$5	$1,292
Employee future benefits	282	23		(6)	–	299
Deferred compensation benefits	749	308		–	2	1,059
Other comprehensive income	224	–		(261)	–	(37)
Premises and equipment	(480)	(19)		–	1	(498)
Pension benefits	(338)	13		(47)	2	(370)
Goodwill and intangible assets	(805)	36		–	(6)	(775)
Securities	867	(294)		–	5	578
Other	1,181	(23)		2	23	1,183
Net deferred tax assets (liabilities)	$3,023	$(12)		$(312)	$32	$2,731
Comprising
Deferred tax assets	$3,024					$2,732
Deferred tax liabilities	(1)					(1)
Net deferred tax assets (liabilities)	$3,023					$2,731

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2023	Benefit (expense) to income statement		Benefit (expense) to equity	Translation and other	Net asset, October 31, 2024
Allowance for credit losses	$893	$449		$–	$1	$1,343
Employee future benefits	264	3		15	–	282
Deferred compensation benefits	783	(35)		–	1	749
Other comprehensive income	522	–		(298)	–	224
Premises and equipment	(343)	(136)		–	(1)	(480)
Pension benefits	(395)	73		(16)	–	(338)
Goodwill and intangible assets	(913)	107		–	1	(805)
Securities	987	(119)		–	(1)	867
Other	1,606	(495	) (1)	4	66	1,181
Net deferred tax assets (liabilities)	$3,404	$(153)		$(295)	$67	$3,023
Comprising
Deferred tax assets	$3,420					$3,024
Deferred tax liabilities	(16)					(1)
Net deferred tax assets (liabilities)	$3,404					$3,023

(1)	Includes the tax impact of the legal provision reversal recorded in relation to the lawsuit described in Note 24.
Included in deferred tax assets is $50 million ($20 million as at October 31, 2024) related to Canadian tax loss carryforwards and $4 million ($3 million as
at October 31, 2024) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2025 through 2043. On the evidence available, including management projections of income, we believe it is probable that there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2025 is $
917 million ($947 million as at October 31, 2024), of which $52 million ($53 million in 2024) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that these benefits will be realized.
Income that we earn through our foreign subsidiaries and foreign branches is generally taxed in the country in which they operate. Canada also taxes the income we earn through our foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain foreign subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized totalled $31 billion as at October 31, 2025 ($27 billion as at October 31, 2024).
Tax Assessments
Canadian tax authorities have reassessed us for additional income tax and interest in an amount of approximately $1,465 million in respect of certain 2011–2018 Canadian corporate dividends. These reassessments denied certain dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement”. In general, the tax rules raised by the Canadian tax authorities were prospectively addressed in the 2015 and 2018 Canadian federal budgets. We filed Notices of Appeal with the Tax Court of Canada and the matter is in litigation. We remain of the view that our tax filing positions were appropriate and intend to challenge all reassessments. However, if such challenges are unsuccessful, the additional expense would negatively impact our net income.